UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 205
          Berwyn, PA 19312

Form 13F File Number: 28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Scott Burney

Title: Member

Phone: (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA            February 11, 2013
----------------         -------------         -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  None
                                                    ----
Form 13F Information Table Entry Total:               32
                                                    ----
Form 13F Information Table Value Total:     $ 253,414 (in thousands)
                                            ------------------------
List of Other Included Managers:

None

BLUEFIN INVESTMENT MANAGEMENT LLC
12/31/2012

                                        TITLE OF           VALUE    SHR/PRN  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME                                     CLASS     CUSIP   (1000)    AMOUNT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  OTHER
--------------------------------------------------------------------------------------------------------------------------------
AVAGO TECHNOLOGIES LTD                   COMMON  Y0486S104  11,496    363,200 SH         Sole              363,200
BJS RESTAURANTS INC                      COMMON  09180C106   4,849    147,400 SH         Sole              147,400
CATAMARAN CORP                           COMMON  148887102  11,092    235,500 SH         Sole              235,500
COGNIZANT TECHNOLOGY SOLUTIO             CLASS A 192446102   8,533    115,500 SH         Sole              115,500
DEXCOM, INC.                             COMMON  252131107  12,185    896,600 SH         Sole              896,600
DICKS SPORTING GOODS INC                 COMMON  253393102   9,676    212,700 SH         Sole              212,700
EAGLE MATERIALS INC                      COMMON  26969P108   6,651    113,700 SH         Sole              113,700
EXACTTARGET INC                          COMMON  30064K105  14,872    743,600 SH         Sole              743,600
EXPRESS SCRIPTS HLDGS CO                 COMMON  30219G108  10,476    194,000 SH         Sole              194,000
FLUIDIGM CORP DEL                        COMMON  34385P108   5,215    364,400 SH         Sole              364,400
FORTINET INC.                            COMMON  34959E109  13,762    654,700 SH         Sole              654,700
GNC HLDGS INC.                           CLASS A 36191G107   6,812    204,700 SH         Sole              204,700
HEARTLAND EXPRESS INC                    COMMON  422347104   6,935    530,600 SH         Sole              530,600
IMPAX LABORATORIES, INC.                 COMMON  45256B101   5,059    246,900 SH         Sole              246,900
LIONS GATE ENTMNT CORP                   COMMON  535919203   7,072    431,200 SH         Sole              431,200
MICHAEL KORS HLDGS                       COMMON  G60754101   5,261    103,100 SH         Sole              103,100
OSI SYSTEMS INC                          COMMON  671044105   6,058     94,600 SH         Sole               94,600
PEREGRINE SEMICONDUCTOR CORP             COMMON  71366R703   4,241    277,000 SH         Sole              277,000
SEQUENOM INC                             COMMON  817337405   9,505  2,018,100 SH         Sole            2,018,100
SOURCEFIRE INC.                          COMMON  83616T108   6,294    133,300 SH         Sole              133,300
SPECTRANETICS CORP                       COMMON  84760C107   6,429    435,300 SH         Sole              435,300
TEAM, INC.                               COMMON  878155100   5,326    140,000 SH         Sole              140,000
TESLA MTRS, INC.                         COMMON  88160R101   3,458    102,100 SH         Sole              102,100
TRIUMPH GROUP INC NEW                    COMMON  896818101   7,679    117,600 SH         Sole              117,600
ULTA SALON COSMETICS & FRAG I            COMMON  90384S303  10,229    104,100 SH         Sole              104,100
UNITED RENTALS INC.                      COMMON  911363109   7,260    159,500 SH         Sole              159,500
UNIVERSAL DISPLAY CORPORATION            COMMON  91347P105   9,236    360,500 SH         Sole              360,500
VALUECLICK INC                           COMMON  92046N102   6,869    353,900 SH         Sole              353,900
VOLCANO CORPORATION                      COMMON  928645100   9,461    400,700 SH         Sole              400,700
WAGEWORKS INC                            COMMON  930427109   3,640    204,500 SH         Sole              204,500
WASTE CONNECTIONS INC                    COMMON  941053100  10,688    316,300 SH         Sole              316,300
WESCO INTL INC.                          COMMON  95082P105   7,094    105,200 SH         Sole              105,200